UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-2557

Dreyfus Money Market Instruments, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	12/31/11

FORM N-CSR

Item 1.                        Reports to Stockholders.

Dreyfus
Money Market
Instruments, Inc.

ANNUAL REPORT December 31, 2011

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
12	Statement of Assets and Liabilities
13	Statement of Operations
14	Statement of Changes in Net Assets
15	Financial Highlights
17	Notes to Financial Statements
26	Report of Independent Registered Public Accounting Firm
27	Important Tax Information
28	Board Members Information
30	Officers of the Fund
FOR MORE INFORMATION
Back Cover

Dreyfus Money Market
Instruments, Inc.

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We present to you this annual report for Dreyfus Money Market Instruments, Inc., covering the 12-month period from January 1, 2011, through December 31, 2011. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

U.S. financial markets were significantly impacted by a “flight to quality” sentiment in which investors fled riskier assets due to adverse macroeconomic developments ranging from an unprecedented downgrade of long-term U.S. debt securities to the resurgence of a sovereign debt crisis in Europe. Ironically, despite the rating downgrade, long-term U.S. Treasury securities ended the reporting period with double-digit total returns. Meanwhile, the day-to-day movements of the stock market were often tumultuous, even as U.S. corporations achieved record-setting profits and market valuations dropped below historical norms.

Our economic forecast calls for a mild acceleration of the U.S. recovery as the domestic banking system regains strength, credit conditions loosen and housing markets begin a long-awaited convalescence. Under other circumstances a stronger recovery might be expected to lift short-term interest rates, but the Federal Reserve Board has indicated that it is likely to keep rates low for some time to come in the absence of meaningful inflation. Of course, we encourage you to talk with your financial adviser to help ensure that your investment objectives are properly aligned with your risk tolerance in pursuing potential market opportunities in 2012.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
January 17, 2012

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2011, through December 31, 2011, as provided by Bernard W. Kiernan, Jr., Senior Portfolio Manager

Fund and Market Performance Overview

For the 12-month period ended December 31, 2011, Dreyfus Money Market Instruments’ Money Market Series produced a yield of 0.07%, and its Government Securities Series produced a yield of 0.03%.Taking into account the effects of compounding, the fund’s Money Market Series and Government Securities Series also produced effective yields of 0.07% and 0.03%, respectively.1

Yields of money market instruments remained near historical lows throughout 2011 as the Federal Reserve Board (the “Fed”) left short-term interest rates within a range between 0.00% and 0.25%.

The Fund’s Investment Approach

Each Series seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund’s Money Market Series invests in a diversified portfolio of high-quality, short-term debt securities, including securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, certificates of deposit, time deposits, bankers’ acceptances and other short-term securities issued by domestic or foreign banks, or their subsidiaries or branches, repurchase agreements, including tri-party repurchase agreements, asset-backed securities, domestic and dollar-denominated foreign commercial paper and other short-term corporate obligations, including those with floating or variable rates of interest, and dollar-denominated obligations issued or guaranteed by foreign governments or any of their political subdivisions or agencies. Normally the Money Market Series invests at least 25% of its total assets in domestic or dollar-denominated foreign bank obligations.

The Government Securities Series invests in short-term securities issued or guaranteed as to principal and interest by the U.S. government or its agencies and instrumentalities, and repurchase agreements,

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

including tri-party repurchase agreements.The securities in which the fund invests include those backed by the full faith and credit of the U.S. government and those that are neither insured nor guaranteed by the U.S. government.

Global Economic Developments Roiled Equity Markets

Although a U.S. economic recovery seemed to gain momentum at the start of 2011, economic headwinds soon intensified when energy prices surged higher amid unrest in the Middle East, and natural and nuclear disasters in Japan disrupted the global industrial supply chain. These factors helped dampen U.S. GDP growth to just a 0.4% annualized rate for the first quarter of the year.

In late April, a European sovereign debt crisis worsened as financial instability spread from Greece to other nations in the region. Meanwhile, a contentious political debate about government spending and borrowing dominated headlines in the United States. Industrial production picked up in May, but the unemployment rate climbed to 9.1%.

Energy prices moderated in June, and manufacturing activity increased. However, these positive developments were largely offset by declining consumer confidence, weak housing markets and sluggish job creation.The unemployment rate crept higher to 9.2%. It later was announced that the economy grew at a 1.3% annualized rate during the second quarter.

July saw heightened turmoil in the financial markets as an unprecedented default on U.S. government debt loomed, prompting Standard & Poor’s to downgrade its credit rating on long-term U.S. debt securities in early August.The rating on short-term government debt, including securities purchased by money market funds, was unchanged.

September brought more market turbulence when investors feared a return to recession. However, the unemployment rate moderated to 9.0%, existing-home sales moved higher and U.S. households reduced their debt-service burdens. U.S. GDP grew at an annualized 1.8% rate during the third quarter.

Economic sentiment changed dramatically in October, when the U.S. economy continued to show resilience and European officials moved closer to agreement on addressing the debt crisis.The U.S. industrial and manufacturing sectors continued to improve, and housing starts surged to their highest level in nearly 18 months.These developments sparked strong rebounds among investments that had been severely punished during the summer downturn. November brought more positive news, most notably a decline in the unemployment rate to 8.6% and increased orders and production in the manufacturing sector. In December, the unemployment rate fell to 8.5%, its lowest reading in nearly three years; home sales rose for the third consecutive month; and consumer confidence climbed to an eight-month high.

Rates Likely to Stay Low

Yields of money market instruments remained near zero percent throughout 2011, and yield differences along the market’s maturity spectrum remained relatively narrow, so it made little sense to incur the additional risks that longer-dated securities typically entail. Therefore, we maintained the fund’s weighted average maturity in a range that was roughly in line with industry averages.

Despite recently encouraging signs of economic improvement, the outlook remains cloudy, and the Fed has reiterated its intention to keep short-term interest rates near historical lows “at least until late 2014.” Therefore, we intend to maintain the fund’s focus on quality and liquidity.

January 17, 2012

An investment in the fund is not insured or guaranteed by the FDIC or any other government
agency.Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Short-term corporate and asset-backed securities holdings, while rated in the highest rating category by one or more NRSRO (or unrated, if deemed of comparable quality by Dreyfus), involve credit and liquidity risks and risk of principal loss.
1	Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results. Yields fluctuate. Yields provided for the fund’s Money Market
Series and Government Securities Series reflect the absorption of certain fund expenses by The
Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time. Had these expenses not been absorbed, fund yields would have been lower, and in some cases, 7-day yields during the reporting period would have been negative absent the expense absorption.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Money Market Instruments, Inc. from July 1, 2011 to December 31, 2011. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended December 31, 2011

	Money Market Series	Government Securities Series
Expenses paid per $1,000†	$.76	$.40
Ending value (after expenses)	$1,000.10	$1,000.10

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended December 31, 2011

	Money Market Series	Government Securities Series
Expenses paid per $1,000†	$.77	$.41
Ending value (after expenses)	$1,024.45	$1,024.80

† Expenses are equal to the fund’s annualized expense ratio of .15% for Money Market Series and .08% for
Government Securities Series, multiplied by the average account value over the period, multiplied by 184/365
(to reflect the one-half year period).

STATEMENT OF INVESTMENTS

MONEY MARKET SERIES
December 31, 2011

	Principal
Negotiable Bank Certificates of Deposit—16.9%	Amount ($)		Value ($)
Barclays Bank
0.67%—0.70%, 1/3/12—1/26/12	60,000,000	[a]	60,000,000
Credit Suisse (Yankee)
0.40%, 1/9/12	30,000,000		30,000,000
Rabobank Nederland (Yankee)
0.51%, 2/16/12	50,000,000		50,000,000
Skandinaviska Enskilda Banken (Yankee)
0.58%, 3/5/12	60,000,000	[b]	60,000,000
UBS (Yankee)
0.44%, 1/13/12	50,000,000		50,000,000
Total Negotiable Bank Certificates of Deposit
(cost $250,000,000)			250,000,000

Commercial Paper—22.0%
Bank of Nova Scotia
0.03%, 1/3/12	65,000,000		64,999,892
Credit Suisse
0.24%, 1/24/12	25,000,000		24,996,167
Deutsche Bank Financial LLC
0.06%, 1/3/12	65,000,000		64,999,783
DnB Bank
0.42%, 2/13/12	60,000,000	[b]	59,969,900
JPMorgan Chase & Co.
0.00%, 1/3/12	50,000,000		50,000,000
Mizuho Funding LLC
0.36%, 1/12/12	60,000,000	[b]	59,993,400
Total Commercial Paper
(cost $324,959,142)			324,959,142

Asset-Backed Commercial Paper—6.9%
CHARTA
0.10%, 1/24/12	35,000,000	[b]	34,997,764
CIESCO LLC
0.37%, 2/21/12	25,000,000	[b]	24,986,896
Govco
0.35%, 2/14/12	42,000,000	[b]	41,982,033
Total Asset-Backed Commercial Paper
(cost $101,966,693)			101,966,693

The Fund	7

STATEMENT OF INVESTMENTS (continued)

	Principal
Time Deposits—10.1%	Amount ($)		Value ($)
Bank of Tokyo-Mitsubishi Ltd. (Grand Cayman)
0.01%, 1/3/12	20,000,000		20,000,000
Royal Bank of Canada (Toronto)
0.01%, 1/3/12	65,000,000		65,000,000
Swedbank (Grand Cayman)
0.01%, 1/3/12	65,000,000		65,000,000
Total Time Deposits
(cost $150,000,000)			150,000,000

U.S. Government Agency—6.7%
Federal National Mortgage Association
0.29%-0.40%, 1/3/12-2/1/13
(cost $99,992,563)	100,000,000	[a,c]	99,992,563

U.S. Treasury Bills—2.0%
0.00%, 1/26/12
(cost $30,000,000)	30,000,000		30,000,000

U.S. Treasury Notes—15.6%
0.01%—0.03%, 2/15/12—7/16/12
(cost $231,134,421)	229,409,000		231,134,421

Repurchase Agreements—19.6%
Barclays Capital, Inc.
0.02%, dated 12/30/11, due 1/3/12 in the
amount of $94,000,209 (fully collateralized
by $85,148,000 U.S. Treasury Notes, 4.13%,
due 5/15/15, value $95,880,019)	94,000,000		94,000,000
Deutsche Bank Securities Inc.
0.05%, dated 12/30/11, due 1/3/12 in the
amount of $60,000,333 (fully collateralized
by $25,000,000 Federal Farm Credit Bank, 0.50%,
due 10/25/13, value $25,028,070 and $36,115,000
Federal National Mortgage Association, 0.50%-1%,
due 11/14/14-11/23/26, value $36,172,544)	60,000,000		60,000,000

	Principal
Repurchase Agreements (continued)	Amount ($)	Value ($)
RBS Securities, Inc.
0.04%, dated 12/30/11, due 1/3/12 in the
amount of $90,000,400 (fully collateralized
by $50,325,000 U.S. Treasury Bonds, 4.38%,
due 11/15/39, value $65,364,557 and
$26,210,500 U.S. Treasury Notes, 0.75%,
due 3/31/13, value $26,441,541)	90,000,000	90,000,000
UBS Securities LLC
0.02%, dated 12/30/11, due 1/3/12 in the
amount of $47,000,104 (fully collateralized
by $40,890,300 U.S. Treasury Notes, 3.63%,
due 2/15/21, value $47,940,002)	47,000,000	47,000,000
Total Repurchase Agreements
(cost $291,000,000)		291,000,000

Total Investments (cost $1,479,052,819)	99.8%	1,479,052,819

Cash and Receivables (Net)	.2%	2,633,601

Net Assets	100.0%	1,481,686,420

a Variable rate security—interest rate subject to periodic change.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At December 31, 2011, these securities amounted to $281,929,993 or 19.0% of net assets.
c The Federal Housing Finance Agency (“FHFA”) placed Federal Home Loan Mortgage Corporation and Federal
National Mortgage Association into conservatorship with FHFA as the conservator.As such, the FHFA oversees the continuing affairs of these companies.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Banking	49.0	Asset-Backed/Multi-Seller Programs	4.1
U.S. Government/Agency	24.3	Asset-Backed/Banking	2.8
Repurchase Agreements	19.6		99.8

† Based on net assets.
See notes to financial statements.

The Fund	9

STATEMENT OF INVESTMENTS

GOVERNMENT SECURITIES SERIES
December 31, 2011

	Annualized
	Yield on
	Date of	Principal
U.S. Government Agencies—31.4%	Purchase (%)	Amount ($)		Value ($)
Federal Home Loan Bank:
1/20/12	0.04	100,000,000		99,998,153
3/7/12	0.08	58,000,000		57,991,493
4/20/12	0.09	50,000,000		49,987,014
6/29/12	0.11	30,000,000		30,020,709
Federal National Mortgage Association
1/3/12	0.29	50,000,000	[a,b]	49,990,704
Total U.S. Government Agencies
(cost $287,988,073)		287,988,073

U.S. Treasury Bills—5.4%
1/26/12
(cost $50,000,000)	0.00	50,000,000		50,000,000

U.S. Treasury Notes—20.3%
2/29/12	0.28	10,000,000		10,009,500
3/15/12	0.02	25,000,000		25,069,041
6/15/12	0.07	150,000,000		151,229,037
Total U.S. Treasury Notes
(cost $186,307,578)		186,307,578

Repurchase Agreements—42.8%
Credit Agricole CIB
dated 12/30/11, due 1/3/12 in the amount
of $35,000,117 (fully collateralized by
$30,450,300 U.S. Treasury Notes, 3.63%,
due 2/15/21, value $35,700,091)	0.03	35,000,000		35,000,000
Credit Suisse Securities LLC
dated 12/30/11, due 1/3/12 in the amount
of $75,000,167 (fully collateralized by
$178,410,000 U.S. Treasury Strips,
due 11/15/39, value $76,500,424)	0.02	75,000,000		75,000,000
Deutsche Bank Securities Inc.
dated 12/30/11, due 1/3/12 in the amount
of $84,000,373 (fully collateralized by
$191,348,379 Government National
Mortgage Association, 3.50%-7%,
due 1/15/38-10/15/41, value $85,680,000)	0.04	84,000,000		84,000,000

	Annualized
	Yield on
	Date of	Principal
Repurchase Agreements (continued)	Purchase (%)	Amount ($)	Value ($)
Goldman, Sachs & Co.
dated 12/30/11, due 1/3/12 in the amount of
$44,000,098 (fully collateralized by $39,936,600
U.S. Treasury Inflation Protected Securities,
1.25%, due 4/15/14, value $44,880,050)	0.02	44,000,000	44,000,000
HSBC USA Inc.
dated 12/30/11, due 1/3/12 in the amount of
$20,000,022 (fully collateralized by $15,530,000
U.S. Treasury Inflation Protected Securities,
2.38%, due 1/15/17, value $20,404,667)	0.01	20,000,000	20,000,000
Merrill Lynch & Co. Inc.
dated 12/30/11, due 1/3/12 in the amount
of $70,000,156 (fully collateralized by
$81,255,165 Government National Mortgage
Association, 4%-5%, due 9/15/39-8/15/41,
value $71,400,001)	0.02	70,000,000	70,000,000
RBS Securities, Inc.
dated 12/30/11, due 1/3/12 in the amount of
$65,000,217 (fully collateralized by $51,050,000
U.S. Treasury Bonds, 4.38%, due 11/15/39,
value $66,306,223)	0.03	65,000,000	65,000,000
Total Repurchase Agreements
(cost $393,000,000)			393,000,000

Total Investments (cost $917,295,651)		99.9%	917,295,651

Cash and Receivables (Net)		.1%	754,278

Net Assets		100.0%	918,049,929

a The Federal Housing Finance Agency (“FHFA”) placed Federal Home Loan Mortgage Corporation and Federal
National Mortgage Association into conservatorship with FHFA as the conservator.As such, the FHFA oversees the continuing affairs of these companies.
b Variable rate security—interest rate subject to periodic change.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Repurchase Agreements	42.8	U.S. Treasury Bills	5.4
U.S. Government Agencies	31.4
U.S. Treasury Notes	20.3		99.9

† Based on net assets.
See notes to financial statements.

The Fund	11

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2011

	Money	Government
	Market	Securities
	Series	Series
Assets ($):
Investments in securities, at value—See Statement of Investments
(including repurchase agreements of $291,000,000
for the Money Market Series and $393,000,000
for the Government Securities Series)—Note 2(b)†	1,479,052,819	917,295,651
Cash	717,438	468,865
Interest receivable	2,010,656	274,356
Prepaid expenses	144,525	85,403
	1,481,925,438	918,124,275
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)	182,032	40,120
Payable for shares of Common Stock redeemed	1,546	8,224
Accrued expenses	55,440	26,002
	239,018	74,346
Net Assets ($)	1,481,686,420	918,049,929
Composition of Net Assets ($):
Paid-in capital	1,481,687,443	918,050,484
Accumulated distributions in excess of
investment income—net	—	(555)
Accumulated net realized gain (loss) on investments	(1,023)	—
Net Assets ($)	1,481,686,420	918,049,929

Net Asset Value Per Share
	Money	Government
	Market	Securities
	Series	Series
Net Assets ($)	1,481,686,420	918,049,929
Shares Outstanding	1,481,670,942	918,050,484
Net Asset Value Per Share ($)	1.00	1.00
† Investments at cost ($)	1,479,052,819	917,295,651

See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended December 31, 2011

	Money	Government
	Market	Securities
	Series	Series
Investment Income ($):
Interest Income	3,149,115	952,684
Expenses—Note 2(c):
Management fee—Note 3(a)	7,167,717	3,818,460
Prospectus and shareholders’ reports	299,829	65,714
Registration fees	217,312	175,347
Custodian fees—Note 3(b)	120,686	74,816
Directors’ fees and expenses—Note 3(c)	91,419	49,502
Shareholder servicing costs—Note 3(b)	86,408	189,356
Professional fees	66,309	56,140
Miscellaneous	23,231	19,251
Total Expenses	8,072,911	4,448,586
Less—reduction in management fee
due to undertakings—Note 3(a)	(5,779,263)	(3,226,527)
Less—reduction in expenses
due to undertakings—Note 3(a)	(43,588)	(497,421)
Less—reduction in fees due to
earnings credits—Note 3(b)	(1,778)	(851)
Net Expenses	2,248,282	723,787
Investment Income—Net	900,833	228,897
Net Realized Gain (Loss) on Investments—Note 2(b) ($)	(1,023)	—
Net Increase in Net Assets Resulting from Operations	899,810	228,897

See notes to financial statements.

The Fund	13

STATEMENT OF CHANGES IN NET ASSETS

	Money Market Series		Government Securities Series
	Year Ended December 31,		Year Ended December 31,
	2011	2010	2011	2010
Operations ($):
Investment income—net	900,833	2,239,608	228,897	624,778
Net realized gain
(loss) on investments	(1,023)	1,041	—	9,851
Net Increase (Decrease) in
Net Assets Resulting
from Operations	899,810	2,240,649	228,897	634,629
Dividends to
Shareholders from ($):
Investment income—net	(901,874)	(2,239,608)	(239,303)	(625,876)
Capital Stock Transactions
($1.00 per share):
Net proceeds from
shares sold	1,376,438,814	977,107,521	793,371,166	666,481,020
Dividends reinvested	33,741	42,938	33,159	87,817
Cost of shares
redeemed	(1,221,598,624) (1,051,338,883)		(562,811,379) (646,446,797)
Increase (Decrease) in
Net Assets from
Capital Stock
Transactions	154,873,931	(74,188,424)	230,592,946	20,122,040
Total Increase
(Decrease)
in Net Assets	154,871,867	(74,187,383)	230,582,540	20,130,793
Net Assets ($):
Beginning of Period	1,326,814,553	1,401,001,936	687,467,389	667,336,596
End of Period	1,481,686,420	1,326,814,553	918,049,929	687,467,389
Accumulated
undistributed
(distributions in
excess of) investment
income—net	—	—	(555)	—

See notes to financial statements.

FINANCIAL HIGHLIGHTS
Money Market Series

The following tables describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended December 31,
	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.001	.002	.003	.026	.047
Distributions:
Dividends from
investment income—net	(.001)	(.002)	(.003)	(.026)	(.047)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.07	.16	.27	2.65	4.85
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.56	.57	.59	.68	.67
Ratio of net expenses
to average net assets	.16	.16	.50	.56	.55
Ratio of net investment income
to average net assets	.06	.16	.30	2.59	4.71
Net Assets, end of period
($ x 1,000)	1,481,686	1,326,815	1,401,002	1,952,444	1,584,222

See notes to financial statements.

The Fund	15

FINANCIAL HIGHLIGHTS
Government Securities Series

		Year Ended December 31,
	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.000[a]	.001	.002	.013	.044
Distributions:
Dividends from investment income—net	(.000)[a]	(.001)	(.002)	(.013)	(.044)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.03	.09	.23	1.32	4.47
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.58	.59	.61	.67	.72
Ratio of net expenses
to average net assets	.09	.16	.17	.50	.57
Ratio of net investment income
to average net assets	.03	.09	.23	1.08	4.36
Net Assets, end of period ($ x 1,000)	918,050	687,467	667,337	732,211	373,081

a Amount represents less than $.001 per share.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1—General:

Dreyfus Money Market Instruments, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company and operates as a series company issuing two series: the Money Market Series and the Government Securities Series. The fund accounts separately for the assets, liabilities and operations of each series. The fund’s investment objective is to seek as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary ofThe Bank of NewYork Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.The fund is authorized to issue 5 billion shares of $.001 par value Common Stock for the Money Market Series and 10 billion shares of $.001 par value Common Stock for the Government Securities Series.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00 for each series; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00 for each series.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Fund	17

NOTES TO FINANCIAL STATEMENTS (continued)

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

NOTE 2—Significant Accounting Policies:

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund’s investments.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of December 31, 2011 in valuing the Money Market Series investments:

Short-Term
Valuation Inputs	Investments ($)†
Level 1—Unadjusted Quoted Prices	—
Level 2—Other Significant Observable Inputs	1,479,052,819
Level 3—Significant Unobservable Inputs	—
Total	1,479,052,819
† See Statement of Investments for additional detailed categorizations.

The following is a summary of the inputs used as of December 31, 2011 in valuing the Government Securities Series investments:

Short-Term
Valuation Inputs	Investments ($)†
Level 1—Unadjusted Quoted Prices	—
Level 2—Other Significant Observable Inputs	917,295,651
Level 3—Significant Unobservable Inputs	—
Total	917,295,651
† See Statement of Investments for additional detailed categorizations.

In May 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common FairValue Measurement and Disclosure Requirements in GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy:

The Fund	19

NOTES TO FINANCIAL STATEMENTS (continued)

quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value mea-surements.The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(c) Expenses: Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to both series are allocated between them on a pro rata basis.

(d) Dividends to shareholders: It is the policy of the fund, with respect to both series, to declare dividends from investment income-net on each business day; such dividends are paid monthly. Dividends from net realized capital gains, if any, with respect to both series, are normally declared and paid annually, but each series may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains of either series can be offset by capital loss carryovers of that series, it is the policy of the fund not to distribute such gains.

(e) Federal income taxes: It is the policy of each series to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal tax purposes, each series is treated as a separate entity for purposes of determining such qualification.

As of and during the period ended December 31, 2011, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the four-year period ended December 31, 2011 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The Fund	21

NOTES TO FINANCIAL STATEMENTS (continued)

At December 31, 2011, the components of accumulated earnings on a tax basis for each series were substantially the same as for financial reporting purposes.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute. The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”). As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The Money Market Series accumulated capital loss carryover of $1,023 is available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to December 31, 2011. The fund has $1,023 of post-enactment short-term capital losses that can be carried forward for an unlimited period.

The tax character of distributions for the Money Market Series and the Government Securities Series paid to shareholders during the fiscal periods ended December 31, 2011 and December 31, 2010 were all ordinary income.

During the period ended December 31, 2011, for the Money Market Series, as a result of permanent book to tax differences primarily due to dividend reclassification, the fund increased accumulated undistributed investment income-net by $1,041 and decreased accumulated net realized gain (loss) on investments by the same amount. Net assets and net asset value per share were not affected by this reclassification.

During the period ended December 31, 2011, for the Government Securities Series, as a result of permanent book to tax differences primarily due to dividend reclassification, the fund increased accumulated undistributed investment income-net by $9,851 and decreased accumulated net realized gain (loss) on investments by the same amount. Net assets and net asset value per share were not affected by this reclassification.

At December 31, 2011, the cost of investments for federal income tax purposes for each series was substantially the same as the cost for financial reporting purposes (See the Statement of Investments).

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee for each series is computed at the annual rate of .50% of the value of the average daily net assets of each series and is payable monthly.The Manager had undertaken from January 1, 2011 through December 31, 2011, to reduce the management fee paid by each series, if the series’ aggregate annual expenses exceed an annual rate of .16% for the Money Market Series and .16% for the Government Securities Series of the value of each series’ average daily net assets. The reduction in management fee for the Money Market Series pursuant to the undertaking, amounted to $5,779,263 during the period ended December 31, 2011.The reduction in management fee for the Government Securities Series pursuant to the undertaking, amounted to $3,226,527 during the period ended December 31, 2011.

The Manager has undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time. This undertaking is voluntary and not contractual, and may be terminated at any time.The reduction in expenses, pursuant to the undertakings amounted to $43,588 for the Money Market Series and $497,421 for the Government Securities Series, during the period ended December 31, 2011.

(b) Under the Shareholder Services Plan, each series reimburses the Distributor an amount not to exceed an annual rate of .25% of the value of each series’ average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder

The Fund	23

NOTES TO FINANCIAL STATEMENTS (continued)

accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the series and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended December 31, 2011, the Money Market Series and the Government Securities Series were charged $45,412 and $115,416, respectively, pursuant to the Shareholder Services Plan.

Each series compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for each series. During the period ended December 31, 2011, the Money Market Series and the Government Securities Series were charged $27,070 and $49,142, respectively, pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

Each series compensatesThe Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a cash management agreement for performing cash management services related to each series’ subscriptions and redemptions. During the period ended December 31, 2011, the Money Market Series and the Government Securities Series was charged $2,595 and $4,996, respectively, pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $79 and $152, respectively.

Each series also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for each series. During the period ended December 31, 2011, the Money Market Series and the Government Securities Series were charged $120,686 and $74,816, respectively, pursuant to the custody agreement. These fees were partially offset by earnings credits of $1,699 and $699, respectively.

During the period ended December 31, 2011, the fund was charged $6,402 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities for the Money Market Series consist of: management fees $628,318, custodian fees $47,329, chief compliance officer fees $5,295 and transfer agency per account fees $4,200, which are offset against an expense reimbursement currently in effect in the amount of $503,110.

The components of “Due toThe Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities for the Government Securities Series consist of: management fees $379,249, custodian fees $28,675, chief compliance officer fees $5,295 and transfer agency per account fees $8,000, which are offset against an expense reimbursement currently in effect in the amount of $381,099.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

The Fund	25

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors Dreyfus Money Market Instruments, Inc.

We have audited the accompanying statements of assets and liabilities, including the statements of investments, of Dreyfus Money Market Instruments, Inc. (comprising, respectively, the Money Market Series and the Government Securities Series) as of December 31, 2011, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2011 by correspondence with the custodian and others.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective series constituting Dreyfus Money Market Instruments, Inc. at December 31, 2011, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with U.S. generally accepted accounting principles.

New York, New York
February 28, 2012

Dreyfus Money Market Instruments, Inc.
IMPORTANT TAX INFORMATION (Unaudited)

Money Market Series

For federal tax purposes, the fund hereby designates 93.21% of the ordinary income dividends paid during the fiscal year ended December 31, 2011 as qualifying “interest related dividends”.

Government Securities Series

For federal tax purposes, the fund hereby designates 100% of ordinary income dividends paid during the fiscal year ended December 31, 2011 as qualifying “interest related dividends”.

The Fund	27

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (68)
Chairman of the Board (1995)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee
Other Public Company Board Memberships During Past 5Years:
• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)
• Sunair Services Corporation, a provider of certain outdoor-related services to homes and businesses, Director (2005-2009)
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director (2000-2010)
No. of Portfolios for which Board Member Serves: 164
———————
Peggy C. Davis (68)
Board Member (2006)
Principal Occupation During Past 5Years:
• Shad Professor of Law, New York University School of Law
• Writer and teacher in the fields of evidence, constitutional theory, family law, social sciences and the law, legal process and professional methodology and training
No. of Portfolios for which Board Member Serves: 53
———————
David P. Feldman (72)
Board Member (1994)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee
Other Public Company Board Memberships During Past 5Years:
• BBH Mutual Funds Group (4 registered mutual funds), Director (1992-present)
• QMed, Inc. a healthcare company, Director (1999-2007)
No. of Portfolios for which Board Member Serves: 49

Ehud Houminer (71)
Board Member (2006)
Principal Occupation During Past 5Years:
• Executive-in-Residence at the Columbia Business School, Columbia University (1992-present)
Other Public Company Board Memberships During Past 5Years:
• Avnet Inc., an electronics distributor, Director (1993-present)
No. of Portfolios for which Board Member Serves: 63
———————
Dr. Martin Peretz (72)
Board Member (1974)
Principal Occupation During Past 5Years:
• Editor-in-Chief Emeritus of The New Republic Magazine (2010-present) (previously,
Editor-in-Chief, 1974-2010)
• Director of TheStreet.com, a financial information service on the web (1996-present)
No. of Portfolios for which Board Member Serves: 35
———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is in c/o The Dreyfus Corporation, 200 Park Avenue, NewYork, NewYork 10166.Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.

James F. Henry, Emeritus Board Member
Rosalind G. Jacobs, Emeritus Board Member
Dr. Paul A. Marks, Emeritus Board Member
Gloria Messinger, Emeritus Board Member

The Fund	29

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009. From April 2003 to June 2009, Mr. Skapyak was the head of the Investment Accounting and Support Department of the Manager. He is an officer of 75 investment companies (comprised of 163 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since February 1988.

JANETTE E. FARRAGHER, Vice President and Secretary since December 2011.

Assistant General Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. She is 49 years old and has been an employee of the Manager since February 1984.

KIESHA ASTWOOD, Vice President and Assistant Secretary since January 2010.

Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. She is 38 years old and has been an employee of the Manager since July 1995.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon and Secretary of the Manager, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. She is 56 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since June 2000.

KATHLEEN DENICHOLAS, Vice President and Assistant Secretary since January 2010.

Managing Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. She is 37 years old and has been an employee of the Manager since February 2001.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since February 1991.

M. CRISTINA MEISER, Vice President and Assistant Secretary since January 2010.

Senior Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. She is 41 years old and has been an employee of the Manager since August 2001.

ROBERT R. MULLERY, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 59 years old and has been an employee of the Manager since May 1986.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer since August 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since August 2005.

Senior Accounting Manager – Fixed Income Funds of the Manager, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since August 2005.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 76 investment companies (comprised of 189 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (76 investment companies, comprised of 189 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon’s Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. He is 54 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

STEPHEN J. STOREN, Anti-Money Laundering Compliance Officer since May 2011.

Chief Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 72 investment companies (comprised of 185 portfolios) managed by the Manager. He is 57 years old and has been an employee of the Distributor since October 1999.

The Fund	31

NOTES

For More Information

Telephone 1-800-DREYFUS
Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144
E-mail Send your request to info@dreyfus.com
Internet Information can be viewed online or downloaded at: http://www.dreyfus.com
The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

Item 2.                        Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.                        Audit Committee Financial Expert.

The Registrant's Board has determined that Mr. David P. Feldman, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC").  Mr. Feldman is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.                        Principal Accountant Fees and Services.

(a)  Audit Fees.  The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $62,753 in 2010 and $60,624 in 2011.

(b)  Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $10,764 in 2010 and $24,000 in 2011.  These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2010 and $0 in 2011.

(c)  Tax Fees.  The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $6,363 in 2010 and $7,017 in 2011.  These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held, and (iv) determination of Passive Foreign Investment Companies. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2010 and $0 in 2011.

(d)  All Other Fees.  The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $661 in 2010 and $639 in 2011.  [These services consisted of a review of the Registrant's anti-money laundering program].

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2010 and $0 in 2011.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services.  Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence.  Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note: None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal account's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $39,552,052 in 2010 and $20,226,638 in 2011.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.                        Audit Committee of Listed Registrants.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 6.                        Investments.

(a)                    Not applicable.

Item 7.            Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 8.                        Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.  [CLOSED-END FUNDS ONLY, beginning with reports for periods ended on and after December 31, 2005]

Item 9.                        Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 10.          Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.          Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.          Exhibits.

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Money Market Instruments, Inc.

By: /s/Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	February 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	February 23, 2012

By: /s/James Windels
James Windels, Treasurer
Date:	February 23, 2012

EXHIBIT INDEX

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)